Other Income - Components of Other Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Other Liabilities Disclosure [Abstract]
Foreign exchange gain	$ 595	$ 4,794	$ 182	$ 4,774
Other income	19	19	67	49
Total	$ 614	$ 4,813	$ 249	$ 4,823